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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment: [ ]; Amendment Number: ____
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holding entries.

Institutional Manager Filing this Report:

Name:    White Elm Capital, LLC
Address: 537 Steamboat Road, Suite 300
         Greenwich, Connecticut 06830

13F File Number: 028-13294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Matthew Iorio
Title: Managing Member
Phone: 203-742-6000

Signature, Place and Date of Signing:


/s/ Matthew Iorio                    Greenwich, Connecticut    February 14, 2011
----------------------------------   ----------------------   ------------------
[Signature]                               [City, State]             [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         30
Form 13F Information Table Value Total:   $189,306
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number                 Name
---   --------------------   --------------------------------
 1    028-13295              White Elm Capital Partners, L.P.

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
                                                          MARKET
                                                          VALUE    SHARE/                                       VOTING AUTHORITY
                                                          (USD)     PRN   SHARE/ PUT/   INVESTMENT     OTHER  -------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x1000)   AMOUNT   PRN  CALL   DISCRETION   MANAGERS   SOLE  SHARED NONE
--------------               ---------------- --------- --------- ------- ------ ---- -------------- -------- ------- ------ ----
AMAZON COM INC               COM              023135106  3,888.00  21,600 SH          Shared-Defined        1  21,600
APPLE INC                    COM              037833100 18,321.00  56,800 SH          Shared-Defined        1  56,800
BAIDU INC                    SPON ADR REP A   056752108  3,234.00  33,500 SH          Shared-Defined        1  33,500
BANCO BRADESCO S A           SP ADR PFD NEW   059460303  6,696.00 330,000 SH          Shared-Defined        1 330,000
BANCO SANTANDER BRASIL S A   ADS REP 1 UNIT   05967A107  7,567.00 556,400 SH          Shared-Defined        1 556,400
CME GROUP INC                COM              12572Q105  8,848.00  27,500 SH          Shared-Defined        1  27,500
CNINSURE INC                 SPONSORED ADR    18976M103  2,013.00 116,400 SH          Shared-Defined        1 116,400
CORINTHIAN COLLEGES INC      COM              218868107  2,395.00 459,600 SH     PUT  Shared-Defined        1 459,600
CROWN CASTLE INTL CORP       COM              228227104  9,612.00 219,300 SH          Shared-Defined        1 219,300
CTRIP COM INTL LTD           AMERICAN DEP SHS 22943F100  6,525.00 161,300 SH          Shared-Defined        1 161,300
DICKS SPORTING GOODS INC     COM              253393102  1,988.00  53,000 SH          Shared-Defined        1  53,000
E-COMMERCE CHINA DANGDANG IN SPN ADS COM A    26833A105  4,163.00 153,800 SH          Shared-Defined        1 153,800
EAST WEST BANCORP INC        COM              27579R104 10,111.00 517,200 SH          Shared-Defined        1 517,200
GOOGLE INC                   CL A             38259P508  8,613.00  14,500 SH          Shared-Defined        1  14,500
ICICI BK LTD                 ADR              45104G104  4,051.00  80,000 SH     PUT  Shared-Defined        1  80,000
LEAP WIRELESS INTL INC       COM NEW          521863308  2,608.00 212,700 SH     PUT  Shared-Defined        1 212,700
LIBERTY GLOBAL INC           COM SER A        530555101 14,626.00 413,400 SH          Shared-Defined        1 413,400
MASTERCARD INC               CL A             57636Q104  7,015.00  31,300 SH          Shared-Defined        1  31,300
NETFLIX INC                  COM              64110L106  7,889.00  44,900 SH          Shared-Defined        1  44,900
OPENTABLE INC                COM              68372A104  4,031.00  57,200 SH          Shared-Defined        1  57,200
PITNEY BOWES INC             COM              724479100  6,229.00 257,600 SH     PUT  Shared-Defined        1 257,600
RESOLUTE ENERGY CORP         *W EXP 09/25/201 76116A116  1,610.00 500,000 SH          Shared-Defined        1 500,000
RESOLUTE ENERGY CORP         COM              76116A108    212.00  14,383 SH          Shared-Defined        1  14,383
SALESFORCE COM INC           COM              79466L302  5,135.00  38,900 SH          Shared-Defined        1  38,900
SBA COMMUNICATIONS CORP      COM              78388J106 14,796.00 361,400 SH          Shared-Defined        1 361,400
SOTHEBYS                     COM              835898107  6,521.00 144,900 SH          Shared-Defined        1 144,900
TESLA MTRS INC               COM              88160R101  2,692.00 101,100 SH          Shared-Defined        1 101,100
TRANSDIGM GROUP INC          COM              893641100  1,950.00  27,084 SH          Shared-Defined        1  27,084
WEBMD HEALTH CORP            COM              94770V102  5,402.00 105,800 SH          Shared-Defined        1 105,800
YUM BRANDS INC               COM              988498101 10,565.00 215,400 SH          Shared-Defined        1 215,400